Stock Options (Details) - Schedule of the Company’s stock options in the Company’s STIP - DeepGreen Metals Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Options (Details) - Schedule of the Company’s stock options in the Company’s STIP [Line Items]
Options Outstanding, beginning balance	13,429,912	16,976,248	19,138,748
Weighted average exercise price, beginning balance (in Dollars per share)	$ 0.90
Aggregate Intrinsic value of stock options, beginning balance (in Dollars)	$ 36,126,463	$ 36,126,463	$ 49,231,119	$ 5,741,624
Weighted average contractual life (years), beginning balance	7 years 4 months 2 days
Options Outstanding, Granted	5,506,303	1,391,164	50,000
Weighted average exercise price, Granted (in Dollars per share)	$ 2.44	$ 2.31	$ 0.75
Options Outstanding, Expired	(44,000)	(100,000)
Weighted average exercise price, Expired (in Dollars per share)	$ 0.45	$ 0.35
Options Outstanding, Cancelled/Forfeited	(50,000)	(862,500)	(1,362,500)
Weighted average exercise price, Cancelled/Forfeited	0.75
Options Outstanding, Exercised	(3,446,821)	(2,250,000)	(500,000)
Weighted average exercise price, Exercised (in Dollars per share)	$ 0.74	$ 0.41	$ 0.70
Options Outstanding, ending balance	15,395,394	13,429,912	16,976,248
Weighted average exercise price, ending balance (in Dollars per share)	$ 1.39	$ 0.90
Aggregate Intrinsic value of stock options, ending balance (in Dollars)	$ 101,561,190
Weighted average contractual life (years), ending balance	6 years 10 months 6 days
Options Outstanding, Vested and expected to Vest	15,395,394	13,429,912
Weighted average exercise price, Vested and expected to Vest (in Dollars per share)	$ 1.39	$ 0.90
Aggregate Intrinsic value of stock options, Vested and expected to Vest (in Dollars)	$ 101,561,190	$ 36,126,463
Weighted average contractual life (years), Vested and expected to Vest	6 years 10 months 6 days	7 years 4 months 2 days
Options Outstanding, Vested and exercisable	13,495,394	12,575,162
Weighted average exercise price, Vested and exercisable (in Dollars per share)	$ 0.93	$ 0.84
Aggregate Intrinsic value of stock options, Vested and exercisable (in Dollars)	$ 95,473,684	$ 34,833,199
Weighted average contractual life (years), Vested and exercisable	6 years 10 months 2 days	7 years 3 months 29 days